Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	International Income Portfolio
Entity Central Index Key	0001394396
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000049878
Shareholder Report [Line Items]
Fund Name	International Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Diversified Currency Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Income Portfolio	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	International Income Portfolio	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$10,017	$9,784	$9,790	$9,792	$9,863
12/15	$10,035	$9,566	$9,818	$9,881	$9,753
1/16	$9,964	$9,599	$9,932	$10,016	$9,640
2/16	$9,968	$9,738	$10,192	$10,308	$9,696
3/16	$10,180	$10,619	$10,594	$10,582	$10,285
4/16	$10,231	$10,893	$10,755	$10,715	$10,376
5/16	$10,147	$10,300	$10,508	$10,553	$10,065
6/16	$10,199	$10,907	$10,942	$10,943	$10,320
7/16	$10,195	$10,972	$11,001	$11,001	$10,358
8/16	$10,296	$10,977	$10,925	$10,905	$10,381
9/16	$10,350	$11,199	$11,026	$10,976	$10,474
10/16	$10,322	$11,104	$10,705	$10,599	$10,393
11/16	$10,199	$10,323	$10,158	$10,108	$10,049
12/16	$10,277	$10,517	$10,141	$10,039	$10,098
1/17	$10,380	$10,754	$10,269	$10,141	$10,284
2/17	$10,530	$10,947	$10,337	$10,180	$10,455
3/17	$11,101	$11,200	$10,397	$10,195	$10,621
4/17	$11,109	$11,331	$10,530	$10,327	$10,656
5/17	$11,188	$11,553	$10,715	$10,504	$10,821
6/17	$11,171	$11,606	$10,713	$10,490	$10,826
7/17	$11,203	$11,847	$10,917	$10,685	$11,001
8/17	$11,272	$12,059	$11,058	$10,810	$11,112
9/17	$11,254	$12,019	$10,945	$10,680	$11,043
10/17	$11,262	$11,680	$10,836	$10,623	$10,981
11/17	$11,319	$11,877	$10,996	$10,774	$11,162
12/17	$11,401	$12,117	$11,054	$10,791	$11,264
1/18	$11,558	$12,659	$11,298	$10,968	$11,589
2/18	$11,528	$12,527	$11,213	$10,893	$11,467
3/18	$11,586	$12,655	$11,374	$11,061	$11,546
4/18	$11,480	$12,281	$11,135	$10,852	$11,330
5/18	$11,323	$11,670	$10,916	$10,720	$11,061
6/18	$11,229	$11,336	$10,828	$10,690	$10,880
7/18	$11,300	$11,551	$10,834	$10,646	$10,974
8/18	$11,038	$10,848	$10,685	$10,625	$10,643
9/18	$11,020	$11,129	$10,653	$10,516	$10,759
10/18	$11,015	$10,911	$10,518	$10,401	$10,636
11/18	$11,088	$11,218	$10,617	$10,451	$10,815
12/18	$11,127	$11,364	$10,848	$10,701	$10,888
1/19	$11,337	$11,984	$11,088	$10,851	$11,184
2/19	$11,324	$11,853	$10,982	$10,751	$11,129
3/19	$11,286	$11,696	$11,065	$10,887	$11,049
4/19	$11,340	$11,675	$11,017	$10,833	$11,057
5/19	$11,381	$11,710	$11,174	$11,019	$10,984
6/19	$11,564	$12,355	$11,506	$11,276	$11,277
7/19	$11,640	$12,470	$11,484	$11,223	$11,278
8/19	$11,501	$12,140	$11,668	$11,522	$10,917
9/19	$11,592	$12,257	$11,569	$11,372	$11,042
10/19	$11,656	$12,612	$11,686	$11,433	$11,268
11/19	$11,665	$12,383	$11,535	$11,300	$11,197
12/19	$11,855	$12,895	$11,656	$11,332	$11,454
1/20	$11,836	$12,729	$11,777	$11,515	$11,304
2/20	$11,888	$12,295	$11,790	$11,630	$11,057
3/20	$11,462	$10,933	$11,471	$11,559	$10,483
4/20	$11,585	$11,362	$11,671	$11,696	$10,602
5/20	$11,751	$11,950	$11,810	$11,719	$10,757
6/20	$11,889	$12,007	$11,882	$11,794	$10,842
7/20	$12,301	$12,369	$12,299	$12,223	$11,039
8/20	$12,383	$12,329	$12,246	$12,168	$11,108
9/20	$12,306	$12,080	$12,175	$12,141	$10,997
10/20	$12,360	$12,131	$12,168	$12,119	$11,043
11/20	$12,693	$12,797	$12,455	$12,310	$11,416
12/20	$12,984	$13,242	$12,677	$12,477	$11,653
1/21	$12,935	$13,100	$12,520	$12,317	$11,585
2/21	$12,750	$12,749	$12,211	$12,020	$11,517
3/21	$12,505	$12,358	$11,932	$11,769	$11,353
4/21	$12,696	$12,637	$12,096	$11,904	$11,538
5/21	$12,822	$12,953	$12,243	$12,011	$11,724
6/21	$12,607	$12,795	$12,109	$11,884	$11,582
7/21	$12,630	$12,741	$12,257	$12,077	$11,523
8/21	$12,679	$12,839	$12,219	$12,008	$11,608
9/21	$12,459	$12,398	$11,915	$11,737	$11,400
10/21	$12,346	$12,234	$11,844	$11,688	$11,436
11/21	$12,202	$11,899	$11,772	$11,680	$11,137
12/21	$12,291	$12,084	$11,750	$11,607	$11,292
1/22	$12,129	$12,083	$11,552	$11,363	$11,307
2/22	$11,857	$11,479	$11,338	$11,242	$11,096
3/22	$11,615	$11,303	$10,993	$10,858	$10,668
4/22	$11,182	$10,622	$10,344	$10,219	$10,347
5/22	$11,161	$10,809	$10,375	$10,212	$10,442
6/22	$10,677	$10,328	$10,021	$9,891	$10,181
7/22	$10,705	$10,358	$10,169	$10,067	$10,098
8/22	$10,507	$10,344	$9,813	$9,629	$10,083
9/22	$9,984	$9,840	$9,317	$9,138	$9,776
10/22	$10,044	$9,753	$9,262	$9,090	$9,830
11/22	$10,789	$10,446	$9,730	$9,503	$10,278
12/22	$10,932	$10,672	$9,759	$9,487	$10,486
1/23	$11,321	$11,130	$10,092	$9,790	$10,797
2/23	$10,937	$10,778	$9,758	$9,463	$10,598
3/23	$11,313	$11,223	$10,134	$9,821	$10,815
4/23	$11,357	$11,319	$10,184	$9,861	$10,861
5/23	$11,202	$11,141	$9,975	$9,646	$10,770
6/23	$11,264	$11,504	$10,039	$9,645	$10,901
7/23	$11,360	$11,835	$10,123	$9,677	$11,105
8/23	$11,236	$11,517	$9,956	$9,543	$10,944
9/23	$10,824	$11,129	$9,631	$9,233	$10,801
10/23	$10,733	$11,070	$9,536	$9,132	$10,808
11/23	$11,258	$11,654	$10,009	$9,577	$11,181
12/23	$11,871	$12,027	$10,409	$9,979	$11,371
1/24	$11,711	$11,844	$10,248	$9,824	$11,208
2/24	$11,481	$11,776	$10,130	$9,696	$11,246
3/24	$11,545	$11,773	$10,164	$9,738	$11,244
4/24	$11,085	$11,521	$9,910	$9,485	$11,171
5/24	$11,448	$11,707	$10,027	$9,587	$11,311
6/24	$11,372	$11,581	$10,002	$9,584	$11,214
7/24	$11,809	$11,844	$10,277	$9,858	$11,313
8/24	$12,016	$12,208	$10,529	$10,085	$11,572
9/24	$12,314	$12,622	$10,739	$10,251	$11,801
10/24	$11,735	$12,040	$10,342	$9,896	$11,509
11/24	$11,856	$11,972	$10,351	$9,920	$11,413
12/24	$11,562	$11,741	$10,122	$9,693	$11,248
1/25	$11,701	$11,982	$10,201	$9,738	$11,422
2/25	$11,859	$12,061	$10,329	$9,875	$11,460
3/25	$11,981	$12,247	$10,417	$9,942	$11,600
4/25	$12,526	$12,645	$10,763	$10,274	$11,937
5/25	$12,471	$12,823	$10,737	$10,207	$12,142
6/25	$12,729	$13,181	$10,957	$10,397	$12,422
7/25	$12,618	$13,082	$10,784	$10,211	$12,262
8/25	$12,802	$13,364	$10,948	$10,351	$12,417
9/25	$12,950	$13,550	$11,032	$10,414	$12,513
10/25	$13,005	$13,613	$11,018	$10,386	$12,497

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
International Income Portfolio	10.82%	1.02%	2.66%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 39,837,343
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,837,343
# of Portfolio Holdings (including derivatives)	312
Portfolio Turnover Rate	209%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective December 31, 2024, the investment sub-adviser of the Portfolio is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Material Fund Change Adviser [Text Block]	Effective December 31, 2024, the investment sub-adviser of the Portfolio is Morgan Stanley Investment Management Limited.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122